Significant accounting policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2020
Core systems equipment | Minimum
Property and equipment
Estimated useful life, property and equipment	2 years
Core systems equipment | Maximum
Property and equipment
Estimated useful life, property and equipment	5 years
Office equipment | Minimum
Property and equipment
Estimated useful life, property and equipment	2 years
Office equipment | Maximum
Property and equipment
Estimated useful life, property and equipment	5 years
Furniture and fixtures | Minimum
Property and equipment
Estimated useful life, property and equipment	2 years
Furniture and fixtures | Maximum
Property and equipment
Estimated useful life, property and equipment	5 years
Leasehold improvements | Minimum
Property and equipment
Estimated useful life, property and equipment	3 years
Leasehold improvements | Maximum
Property and equipment
Estimated useful life, property and equipment	5 years
Other property, plant and equipment | Minimum
Property and equipment
Estimated useful life, property and equipment	1 year
Other property, plant and equipment | Maximum
Property and equipment
Estimated useful life, property and equipment	3 years